Commitments and contingencies - Other commitments (Details) - Contractual obligations $ in Thousands	Dec. 31, 2022 USD ($)
2023
Disclosure of other provisions [line items]
Other commitments	$ 52,235
2024
Disclosure of other provisions [line items]
Other commitments	19,718
2025
Disclosure of other provisions [line items]
Other commitments	3,107
2026
Disclosure of other provisions [line items]
Other commitments	568
2027
Disclosure of other provisions [line items]
Other commitments	568
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 1,655